FINANCIAL INSTRUMENTS (Details 27) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financials Instruments [Line items]
Financial liabilities	$ 6,613,914	$ 6,863,862
Bonds issued	4,426,033	4,707,944
Borrowings	991,956	1,274,260
Other Financial Lease Liabilities	$ 5,581,293	$ 6,193,959
Percentage of entity total interest rate borrowings	100.00%	100.00%
Fixed interest rate [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	$ 5,262,448	$ 5,631,837
Bonds issued	4,426,033	4,707,944
Borrowings	673,111	712,138
Other Financial Lease Liabilities	$ 163,304	$ 211,755
Proportion of fixed interest rate borrowings	94.30%	90.90%
Proportion of variable interest rate borrowings		9.10%
Floating interest rate [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	$ 318,845	$ 562,122
Bonds issued	0	0
Borrowings	$ 318,845	$ 562,122
Proportion of variable interest rate borrowings	5.70%